DEBT (Tables)	12 Months Ended
Dec. 30, 2023
DEBT
Long-term Debt and Capital Lease Obligations

Long-term debt obligations are summarized as follows on December 30, 2023 and December 31, 2022 (amounts in thousands):

	2023	2022
Series 2020 Senior Notes E, due on August 10, 2032, interest payable semi-annually at 3.04%	$50,000	$50,000
Series 2020 Senior Notes F, due on August 10, 2033, interest payable semi-annually at 3.08%	50,000	50,000
Series 2020 Senior Notes G, due on August 10, 2035, interest payable semi-annually at 3.15%	50,000	50,000
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	40,000	40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Foreign subsidiary borrowings under revolving credit facility, due on December 6, 2027, interest payable monthly at a floating rate (5.44% on December 30, 2023 and 4.13% on December 31, 2022)	3,692	5,465
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (3.33% on December 30, 2023 and 1.04% on December 31, 2022)	3,300	3,300
Finance leases and foreign affiliate debt	4,592	4,565
	276,584	278,330
Less current portion	(42,900)	(2,942)
Less debt issuance costs	(150)	(234)
Long-term portion	$233,534	$275,154

Principal Maturities of Long-term Debt and Capital Lease Obligations

On December 30, 2023, the principal maturities of long-term debt and finance lease obligations are as follows (in thousands):

2024	$42,823
2025	640
2026	186
2027	3,896
2028	40,223
Thereafter	188,666
Total	$276,434